Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Allowance for Doubtful Accounts Receivable
As at January 1	$ 16	$ 41
Increase in allowance for doubtful accounts	8	14
Decrease in allowance due to subsequent collection	(16)	(34)
As at June 30	$ 8	$ 21